Business Combinations - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 30, 2021 Missions	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 15, 2021 USD ($) shares	Apr. 28, 2020	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 43,308	$ 3,133			$ 0
Number of missions launched | Missions	100
Recognized performance reserve payments		1,895
Cash		310,330
Share-based Payment Arrangement, Noncash Expense		32,557	4,218
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Percentage of outstanding capital stock and voting interest acquired					100.00%
Cash consideration transferred		12,340
Goodwill		$ 2,895
Revenue related to acquisition			2,075
Net loss related to acquisition			936
Acquisition and integration related costs			$ 1,026
Common stock shares issued to seller upon closing of acquisition | shares		2,470,814
Business acquisition contingent earnout period		2 years
Contingent earnout shares to be issued | shares		1,915,357
Sinclair Interplanetary [Member] | Minimum | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares		0
Sinclair Interplanetary [Member] | Minimum | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares		0
Sinclair Interplanetary [Member] | Maximum | Share-based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares		957,679
Sinclair Interplanetary [Member] | Maximum | Share-based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued | shares		957,678
Advanced Solutions Inc [Member]
Business Acquisition [Line Items]
Cash consideration transferred		$ 29,935
Goodwill		16,659
Revenue related to acquisition		3,877
Acquisition and integration related costs		522
Payments to acquire businesses, Gross		12,015
Contingent consideration payable		5,500
Planetary Systems Corporation [Member]
Business Acquisition [Line Items]
Cash consideration transferred		42,400
Goodwill		23,451
Revenue related to acquisition		6,617
Acquisition and integration related costs		$ 1,024
Common stock shares issued to seller upon closing of acquisition | shares		1,720,841
Business acquisition contingent earnout period		2 years
Percentage of mission success heritage	100.00%
Contingent consideration payable		$ 1,800
Cash				$ 42,000
Stock consideration		11,568
Additional potential earn out payment		10,000
Share-based Payment Arrangement, Noncash Expense		$ 715
Planetary Systems Corporation [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock shares | shares				1,720,841
Planetary Systems Corporation [Member] | Performance Based Earnout
Business Acquisition [Line Items]
Common stock shares | shares				956,023